Operating lease and other commitments (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Operating lease and other commitments
Begininng balance	$ 158,384	$ 383,969
Renewed office lease	0	(4,040)
Accumulated amortization	(148,699)	(221,545)
Ending balance	$ 9,685	$ 158,384